RIGHT OF USE ASSET AND LEASE LIABILITY - maturity analysis of lease liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, gross	$ 9,742,509	$ 11,129,307
Less: finance charges component	(8,411,649)	(9,276,243)
Lease liabilities, net	1,330,860	1,853,064
Lease liabilities, current	436,271	545,132
Lease liabilities, non-current	$ 894,589	1,307,932
Weighted average discount rate utilized to calculate the present value of the lease liabilities	11.25%
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, gross	$ 436,270	545,132
Two to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, gross	298,594	660,034
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, gross	$ 9,007,645	$ 9,924,141